Derivatives and hedging activities (Details 3) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest rate derivatives | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	248	(261)	587	(13)	904
Gains/(losses) recognized in income on hedged items	(273)	259	(595)	(14)	(918)
Foreign exchange derivatives | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	9	(11)	13	(2)	31
Gains/(losses) recognized in income on hedged items	(9)	11	(14)	2	(32)
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	257	(272)	600	(15)	935
Gains/(losses) recognized in income on hedged items	(282)	270	(609)	(12)	(950)
Net gains/(losses) on the ineffective portion	(25)	(2)	(9)	(27)	(15)
Foreign exchange derivatives | Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	3	(3)	0	0	7
Gains/(losses) reclassified from AOCI into income	14	17	0	31	0
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months				9
Interest rate derivatives | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	0	4	0	8
Foreign exchange derivatives | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	955	45	513	1,000	492
Gains/(losses) reclassified from AOCI into income	1	(3)	0	(2)	3
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	955	45	517	1,000	500
Gains/(losses) reclassified from AOCI into income	1	(3)	0	(2)	3